RESTATEMENT AND RECLASSIFICATIONS - Consolidated Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Nov. 30, 2020	Oct. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Common shares authorized (in shares)	25,000,000	25,000,000	50,000
Common shares, par value (in dollars per share)	$ 0.50
Common shares issued (in shares)	8,000,002	4,000,000
Common shares outstanding (in shares)	8,000,002